Borrowings - Term Loan (Details) - Term loan $ in Thousands, $ in Millions	12 Months Ended
	Apr. 02, 2023 CAD ($)	Apr. 02, 2023 USD ($)	Apr. 03, 2022 CAD ($)	Apr. 03, 2022 USD ($)	Oct. 07, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 395.7		$ 370.0		$ 300,000
Borrowings, quarterly repayment					$ 750
Borrowings, interest rate	8.66%	8.66%
Borrowings, transaction costs	$ (0.9)
Borrowings, outstanding amount	$ 396.3	$ 293,300	$ 370.8	$ 296,300
LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%	3.50%
LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.75%	0.75%